Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (19,924)	$ (16,482)
Fair value of plan assets	15,021	15,499	13,573
Funded status	(4,903)	(983)
Non-current other liabilities	$ (4,903)	$ (983)